Borrowings	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Borrowings

17	Borrowings

	2025 £’000	2024 £’000	2023 £’000
Current
Promissory note	–	430	–
Lease liabilities	61	179	169
Total	61	609	169
Non-current
Lease liabilities	–	118	295
Total	–	118	295

Book values approximate to fair value at 31 December 2025, 2024 and 2023.

Promissory note

In December 2024 the Company issued a Promissory Note to C/M Capital Master Fund, LP in the aggregate principal amount of $600,000 at a 10% original issue discount. The Note is an unsecured obligation of the Company and bears interest at an annual rate of 5%, which may be increased under certain circumstances, and has a maturity date of one year from the Issuance Date. The Note includes a monthly repayment schedule, with the entire principal amount of the Note, plus accrued and unpaid interest, due and payable by the Company on the date that is twelve months from the Issuance Date.

The Company received $540,000 pursuant to the Promissory Note on 24 December 2024. The note was repaid in full during 2025.